Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings (loss) attributable to common shareholders	$ (576)	$ (336)	$ 52
Weighted average number of ordinary shares used in calculating diluted earnings per share	271,000	275,000	283,000
Basic and diluted weighted average number of common shares outstanding (millions)	271,000	275,000	283,000
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ (2.13)	$ (1.22)	$ 0.18
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ (2.13)	$ (1.22)	$ 0.18